Investments - Company's Combined Proportionate Share of Major Components of Financial Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Current assets	$ 2,041	$ 2,478
Non-current assets	4,159	4,450
Current liabilities	1,516	2,329
Long-term liabilities	1,378	1,268
Sales	5,425	5,009
Cost of goods sold, expenses and income taxes	5,099	4,668
Net income	$ 326	$ 341